Consolidated statement of income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Liquids Pipelines	CAD 2,009	CAD 1,755	CAD 1,879
Energy	3,593	4,206	4,091
Revenues	13,449	12,547	11,353
Income from Equity Investments (Note 9)	773	514	440
Operating and Other Expenses
Plant operating costs and other	3,906	3,861	3,303
Commodity purchases resold	2,382	2,172	2,237
Property taxes	569	555	517
Depreciation and amortization	2,055	1,939	1,765
Goodwill and other asset impairment charges (Notes 8, 11 and 12)	1,257	1,388	3,745
Total Operating and Other Expenses	10,169	9,915	11,567
Gain/(Loss) on Assets Held for Sale/Sold (Notes 6 and 25)	631	(833)	(125)
Financial Charges
Interest expense (Note 17)	2,137	1,927	1,398
Allowance for funds used during construction	(507)	(419)	(295)
Interest income and other	(183)	(117)	103
Total Financial Charges	1,447	1,391	1,206
Income/(Loss) before Income Taxes	3,237	922	(1,105)
Income Tax (Recovery)/Expense (Note 16)
Current	149	157	137
Deferred	548	192	(102)
Deferred – U.S. Tax Reform	(804)	0	0
Income Tax (Recovery)/Expense	(107)	349	35
Net Income/(Loss)	3,344	573	(1,140)
Net income attributable to non-controlling interests (Note 19)	238	252	6
Net Income/(Loss) Attributable to Controlling Interests and to Common Shares	3,106	321	(1,146)
Canadian Natural Gas Pipelines
Revenues
Revenues	3,693	3,682	3,680
U.S. Natural Gas Pipelines
Revenues
Revenues	3,584	2,526	1,444
Mexico Natural Gas Pipelines
Revenues
Revenues	CAD 570	CAD 378	CAD 259